Note D - Investments In Real Estate Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Commercial	16	$20,533,000	8.89%	66.85%	65.17%
Land	3	10,180,000	10.73%	33.15%	55.90%
Total	19	$30,713,000	9.50%	100.00%	62.00%
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses
Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%

Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	1	$385,000	8.00%	0.66%	61.41%
Commercial	19	40,050,000	10.97%	69.02%	71.43%
Construction	1	6,656,000	8.00%	11.47%	89.49%
Land	3	10,933,000	10.75%	18.85%	64.15%
Total	24	$58,024,000	10.57%	100.00%	71.10%
Loan Type	Number of Loans	Balance *	Weighted Average Interest Rate	Portfolio Percentage	Current Weighted Average Loan-To-Value, Net of Allowance for Loan Losses

Residential	--	$--	--%	--%	--%
Commercial	13	41,111,000	11.13%	68.20%	65.19%
Construction	2	8,231,000	8.54%	13.66%	86.69%
Land	3	10,934,000	10.75%	18.14%	76.15%
Total	18	$60,276,000	10.71%	100.00%	74.10%

Loan Type	Number of Loans	September 30, 2012 Balance*	Portfolio Percentage	Number of Loans	December 31, 2011 Balance*	Portfolio Percentage
First deeds of trust	17	29,877,000	97.28%	18	28,684,000	49.43%
Second deeds of trust	2	836,000	2.72%	6	29,340,000	50.57%
Total	19	30,713,000	100.00%	24	58,024,000	100.00%

Loan Type	Number of Loans	December 31, 2011Balance*	Portfolio Percentage	Number of Loans	December 31, 2010Balance*	Portfolio Percentage

First deeds of trust	18	$28,684,000	49.43%	10	$25,334,000	42.03%
Second deeds of trust	6	29,340,000	50.57%	8	34,942,000	57.97%
Total	24	$58,024,000	100.00%	18	$60,276,000	100.00%

Investments Classified by Contractual Maturity Date [Table Text Block]
Non-performing and past due loans	$2,450,000
October 2012 – December 2012	5,759,000
January 2013 – March 2013	3,244,000
April 2013 – June 2013	8,569,000
July 2013 – September 2013	10,369,000
Thereafter	322,000

Total	$30,713,000

Non-performing and past due loans (a)	$29,564,000
January 2012 – March 2012(b)	20,227,000
April 2012 – June 2012(b)	2,315,000
July 2012 – September 2012(b)	2,802,000
October 2012 – December 2012(b)	1,238,000
Thereafter	1,878,000

Total	$58,024,000

Schedule of Debt [Table Text Block]
	September 30, 2012 Balance *	Portfolio Percentage	December 31, 2011 Balance *	Portfolio Percentage
Arizona	$—	—	$16,108,000	27.76%
California	7,334,000	23.88%	8,564,000	14.76%
Colorado	—	—	895,000	1.54%
Michigan	2,160,000	7.03%	—	—
Nevada	17,845,000	58.10%	21,114,000	36.39%
Ohio	322,000	1.05%	323,000	0.56%
Oregon	—	—	46,000	0.08%
Texas	1,151,000	3.75%	10,974,000	18.91%
Utah	1,901,000	6.19%	—	—

Total	$30,713,000	100.00%	$58,024,000	100.00%

	December 31, 2011 Balance *	Portfolio Percentage	December 31, 2010 Balance *	Portfolio Percentage

Arizona	$16,108,000	27.76%	$14,678,000	24.35%
California	8,564,000	14.76%	9,633,000	15.98%
Colorado	895,000	1.54%	--	--
Nevada	21,114,000	36.39%	23,350,000	38.74%
Ohio	323,000	0.56%	--	--
Oregon	46,000	0.08%	46,000	0.08%
Texas	10,974,000	18.91%	12,569,000	20.85%
Total	$58,024,000	100.00%	$60,276,000	100.00%

	September 30, 2012 Balance	December 31, 2011 Balance
Balance per loan portfolio	$30,713,000	$58,024,000
Less:
Allowance for loan losses (a)	(3,573,000)	(26,247,000)
Balance per consolidated balance sheets	$27,140,000	$31,777,000

	December 31, 2011 Balance (a)	December 31, 2010 Balance (a)
Balance per loan portfolio	$58,024,000	$60,276,000
Less:
Allowance for loan losses (a)	(26,247,000)	(33,557,000)
Balance per consolidated balance sheet	$31,777,000	$26,719,000

Impaired Financing Receivables [Table Text Block]
Loan Type	Number Of Non-Performing Loans	Balance at September 30, 2012	Allowance for Loan Losses	Net Balance at September 30, 2012
Commercial	1	$2,450,000	$(2,000,000)	$450,000
Total	1	$2,450,000	$(2,000,000)	$450,000
Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011
Commercial	4	$22,114,000	$(19,570,000)	$2,544,000
Land	1	7,450,000	—	7,450,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000

Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2011	Allowance for Loan Losses	Net Balance at December 31, 2011

Commercial	5	$29,564,000	$(19,570,000)	$9,994,000
Total	5	$29,564,000	$(19,570,000)	$9,994,000
Loan Type	Number Of Non-Performing Loans	Balance at December 31, 2010	Allowance for Loan Losses	Net Balance at December 31, 2010

Commercial	5	$21,079,000	$(19,541,000)	$1,538,000
Construction	1	2,896,000	(2,736,000)	160,000
Total	6	$23,975,000	$(22,277,000)	$1,698,000

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	As of September 30, 2012
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	2,450,000	(2,000,000)	450,000
Subtotal non-performing loans	2,450,000	(2,000,000)	450,000
Performing loans – no related allowance	24,025,000	—	$24,025,000
Performing loans – related allowance	4,238,000	(1,573,000)	2,665,000
Subtotal performing loans	28,263,000	(1,573,000)	26,690,000
Total	$30,713,000	$(3,573,000)	$27,140,000
	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance
Non-performing loans – no related allowance	$—	$—	$—
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000
Performing loans – no related allowance	17,064,000	—	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000
Total	$58,024,000	$(26,247,000)	$31,777,000

	As of December 31, 2011
	Balance	Allowance for loan losses **	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	29,564,000	(19,570,000)	9,994,000
Subtotal non-performing loans	29,564,000	(19,570,000)	9,994,000

Performing loans – no related allowance	17,064,000	--	17,064,000
Performing loans – related allowance	11,396,000	(6,677,000)	4,719,000
Subtotal performing loans	28,460,000	(6,677,000)	21,783,000

Total	$58,024,000	$(26,247,000)	$31,777,000
	As of December 31, 2010
	Balance	Allowance for loan losses**	Balance, net of allowance

Non-performing loans – no related allowance	$--	$--	$--
Non-performing loans – related allowance	23,975,000	(22,277,000)	1,698,000
Subtotal non-performing loans	23,975,000	(22,277,000)	1,698,000

Performing loans – no related allowance	14,056,000	--	14,056,000
Performing loans – related allowance	22,245,000	(11,280,000)	10,965,000
Subtotal performing loans	36,301,000	(11,280,000)	25,021,000

Total	$60,276,000	$(33,557,000)	$26,719,000

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Loan Type	Balance at 12/31/2011	Specific Reserve Allocation	Loan Pay Downs	Write-off	Transfers to REO or Notes Receivable	Balance at 9/30/2012
Commercial	$22,392,000	$815,000	$(14,295,000)	$(3,250,000)	$(2,973,000)	$2,689,000
Construction	2,971,000	—	—	—	(2,971,000)	—
Land	884,000	—	—	—	—	884,000
Total	$26,247,000	$815,000	$(14,295,000)	$(3,250,000)	$(5,944,000)	$3,573,000
Loan Type	Balance at 12/31/2010	Specific Reserve Allocation	Sales, Loan Pay Downs and Write Downs	Settlements	Transfers to REO or Notes Receivable	Balance at 9/30/2011
Commercial	$23,106,000	496,000	$(133,000)	$(1,414,000)	$(3,940,000)	$18,115,000
Construction	10,027,000	—	—	—	(2,736,000)	7,291,000
Land	424,000	460,000	—	—	—	884,000
Total	$33,557,000	$956,000	$(133,000)	$(1,414,000)	$(6,676,000)	$26,290,000

Loan Type	Balance at 12/31/10	Specific Reserve Allocation	Reduction in Specific Reserve Allocation	Loan Pay Downs	Transfers to REO and Notes Receivables	Balance at 12/31/11

Commercial	$27,486,000	$507,000	$(1,413,000)	$(248,000)	$(3,940,000)	$22,392,000
Construction	5,647,000	61,000	--	--	(2,737,000)	2,971,000
Land	424,000	460,000	--	--	--	884,000
Total	$33,557,000	$1,028,000	$(1,413,000)	$(248,000)	$(6,677,000)	$26,247,000
Loan Type	Balance at 12/31/09	Specific Reserve Allocation	Sales	Loan Pay Downs	Transfers to REO and Assets Held for Sale	Balance at 12/31/10

Commercial	$45,362,000	$3,134,000	$(9,642,000)	$(1,611,000)	$(9,757,000)	$27,486,000
Construction	8,361,000	4,742,000	--	(3,347,000)	(4,109,000)	5,647,000
Land	5,193,000	424,000	--	--	(5,193,000)	424,000
Total	$58,916,000	$8,300,000	$(9,642,000)	$(4,958,000)	$(19,059,000)	$33,557,000

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	1	$638,000	1	$638,000	—	$—
Total	1	$638,000	1	$638,000	—	$—
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	—	—
Land	1	7,450,000	1	7,450,000	—	—
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000

As of December 31, 2011
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	5	$16,740,000	3	$2,821,000	2	$13,919,000
Construction	1	6,655,000	1	6,655,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	7	$30,845,000	5	$16,926,000	2	$13,919,000
As of December 31, 2010
	Total		Performing		Non-Performing
Loan Type	Number of Loans	Fund Balance	Number of Loans	Fund Balance	Number of Loans	Fund Balance

Commercial	3	$15,186,000	2	$11,936,000	1	$3,250,000
Construction	1	5,335,000	1	5,335,000	--	--
Land	1	7,450,000	1	7,450,000	--	--
Total	5	$27,971,000	4	$24,721,000	1	$3,250,000